Subsequent Events (Details)			1 Months Ended		9 Months Ended
	Mar. 17, 2017 USD ($) Number	Feb. 07, 2017 USD ($)	Jan. 26, 2017 USD ($)	Jan. 25, 2017 USD ($) $ / shares	Sep. 30, 2017 USD ($) $ / shares shares	Sep. 30, 2016 USD ($)	Nov. 30, 2017 USD ($)	Oct. 24, 2017 USD ($)	Feb. 22, 2017 USD ($)
Subsequent Event [Line Items]
Proceeds from issuance of promissory note					$ 555,000
Promissory note					60,000
Placement agent fees					49,420
August 2017 Convertible Note Offering [Member]
Subsequent Event [Line Items]
Short term debt					659,112
Placement agent fees					66,574
Unpaid interest					$ 24,876
Warrant exercisable price per share | $ / shares					$ 0.20
Offering of gross proceeds					$ 1,954,918
Warrants issued to purchase shares | shares					579,969
Investor [Member]
Subsequent Event [Line Items]
Proceeds from issuance of promissory note					$ 0
Warrants issued to purchase shares | shares					13,070,148
Unsecured Debt [Member] | Related Party [Member]
Subsequent Event [Line Items]
Promissory notes due date		Feb. 07, 2018	Nov. 22, 2017	Apr. 14, 2017
Promissory note		$ 10,000	$ 50,000	$ 50,000
Interest rate		10.00%	10.00%	10.00%
Maturity date		Feb. 07, 2018	Nov. 22, 2017	Apr. 14, 2017
Conversion price per share | $ / shares				$ 0.30
Private Placement [Member]
Subsequent Event [Line Items]
Gross proceeds	$ 775,980								$ 140,605
Number of individuals | Number	8
Face value of promissory notes	$ 1,000,000
Original issue discount, percentage	6.00%
Promissory notes due date	Sep. 01, 2017
Proceeds from issuance of promissory note	$ 916,585
Convertible notes conversion, percentage	85.00%
Investors warrant, description	(i) Investors purchasing $150,000 or more of the Offering received a Warrant equal to one hundred thirty percent (130%) of the dollar amount invested in the Offering; (ii) Investors purchasing at least $100,000 but less than $150,000 of the Offering received a Warrant equal to one hundred percent (100%) of the dollar amount invested in the Offering; and (iii) Investors purchasing less than $100,000 of the Offering received to a Warrant equal to seventy percent (70%) of the dollar amount invested in the Offering. The Warrants entitle the holder to purchase shares of the Company's common stock at $0.20 per share (the "Exercise Price").
Warrants, term	5 years
Promissory note	$ 975,511
Maturity date	Sep. 01, 2017
Subsequent Event [Member] | Settlement Agreement [Member]
Subsequent Event [Line Items]
Capital							$ 150,000	$ 150,000